Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 055 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Amounts per Financial Statements	$ 398,986
Difference	(205)
Amounts per Form 5500	398,781
Amounts per Financial Statements	4,282
Difference	4,282
Amounts per Form 5500	0
Amounts per Financial Statements	4,825
Difference	(4,487)
Amounts per Form 5500	$ 338	$ 338